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                                                            [METLIFE LETTERHEAD]



MetLife Life and Annuity Company of CT
One Cityplace
185 Asylum Street, 3CP
Hartford, CT  06103-3415

May 3, 2007

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

        Re:  MetLife Life Insurance Company of CT
             MetLife of CT Separate Account Nine for Variable Annuities File No. 333-65926/811-09411
             Vintage 3, Portfolio Architect 3, Portfolio Architect L, Vintage L and Pioneer Annuistar Flex
             Rule 497(j) Certification
             -----------------------------------------------------------

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Nine for Variable Annuities (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI") dated April 30, 2007 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment No. 10 for the Account filed electronically with the Commission on April 5, 2007.

If you have any questions, please contact me at (617) 578-2734.

Sincerely,

/s/ John B. Towers
John B. Towers
Counsel
Metropolitan Life Insurance Company